Derivative instruments	6 Months Ended
Jun. 30, 2012
Derivative instruments

Note 4: Derivative instruments

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps.

For commodity price swaps, we receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a put option contract sold by us with a price below the floor price of the collar. This additional put option requires us to make a payment to the counterparty if the market price is below the additional put option price. If the market price is greater than the additional put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the additional put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the additional put option price if the market price falls below the additional put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar while defraying the associated cost with the sale of the additional put option.

We use basis protection swaps to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

In December 2011, we amended our senior secured revolving credit facility to provide greater flexibility when hedging anticipated production. The terms of the amendment allow us to protect a portion of our natural gas liquids production from price volatility using crude oil derivatives. Our outstanding derivative instruments as of June 30, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
				Weighted average fixed price per Bbl
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Sold puts	Purchased puts	Sold calls
2012	1,003	$94.37	1,060	$73.87	$96.30	$108.78
2013	540	102.45	3,410	78.14	100.32	115.29
2014	—	—	120	85.00	100.00	116.65

	1,543		4,590

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	8,400	$4.52	9,000	$0.23
2013	12,000	4.52	16,400	0.20
2014	4,800	3.84	14,090	0.23

	25,200		39,490

Effect of derivative instruments on the consolidated balance sheets

All derivative financial instruments are recorded on the balance sheet at fair value. See Note 5 for additional information regarding fair value measurements. The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of June 30, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas swaps	$24,742	$(1,285)	$23,457	$30,124	$—	$30,124
Oil swaps	15,471	—	15,471	3,832	(9,744)	(5,912)
Oil collars	39,623	—	39,623	6,296	(1,247)	5,049
Natural gas basis differential swaps	8	(2,105)	(2,097)	—	(1,268)	(1,268)

Total derivative instruments	79,844	(3,390)	76,454	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	3,125	(3,125)	—	10,627	(10,627)	—
Current portion asset (liability)	55,748	—	55,748	12,840	(1,505)	11,335

	$20,971	$(265)	$20,706	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

We discontinued hedge accounting effective April 1, 2010. Net derivative gains (losses) attributable to derivatives previously subject to hedge accounting were deferred through accumulated other comprehensive income (“AOCI”). As of June 30, 2012 and December 31, 2011, respectively, AOCI consists of deferred gains of $59,571 ($38,125 net of tax) and $83,880 ($51,846 net of tax) that will be recognized as gains from oil hedging activities through December 2013 as the hedged production is sold. We expect to reclassify deferred gains of $41,948 ($26,847 net of tax) from AOCI to income during the next 12 months.

Derivative settlements outstanding at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Derivative settlements receivable included in accounts receivable	$8,208	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$—	$5,042

Effect of derivative instruments on the consolidated statements of operations

We do not apply hedge accounting to any of our derivative instruments. As a result, all gains and losses associated with our derivative contracts are recognized immediately as non-hedge derivative gains (losses) in the consolidated statements of operations.

Gain (loss) from oil hedging activities, which is a component of total revenues in the consolidated statements of operations, consists of the reclassification of hedge gains (losses) on discontinued oil hedges into net income.

Non-hedge derivative gains (losses) in the consolidated statements of operations are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Change in fair value of commodity price swaps	$18,701	$55,176	$14,716	$5,008
Change in fair value of collars	43,682	5,934	34,574	(671)
Change in fair value of natural gas basis differential contracts	(1,202)	798	(829)	1,939
Receipts from (payments on) settlement of commodity price swaps	9,275	(13,060)	11,976	(16,342)
Receipts from settlement of collars	2,599	156	2,632	490
Payments on settlement of natural gas basis differential contracts	(527)	(1,708)	(1,004)	(4,054)

	$72,528	$47,296	$62,065	$(13,630)